Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,143,743.26

Principal:
Principal Collections	$11,896,203.51
Prepayments in Full	$6,291,915.94
Liquidation Proceeds	$184,504.32
Recoveries	$22,167.05
Sub Total	$18,394,790.82
Collections	$19,538,534.08

Purchase Amounts:
Purchase Amounts Related to Principal	$309,898.12
Purchase Amounts Related to Interest	$1,471.07
Sub Total	$311,369.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,849,903.27

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,849,903.27
Servicing Fee	$277,207.26	$277,207.26	$0.00	$0.00	$19,572,696.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,572,696.01
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,572,696.01
Interest - Class A-3 Notes	$88,101.21	$88,101.21	$0.00	$0.00	$19,484,594.80
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$19,379,459.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,379,459.38
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$19,324,187.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,324,187.38
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$19,282,294.71
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,282,294.71
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$19,227,461.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,227,461.38
Regular Principal Payment	$18,186,422.86	$18,186,422.86	$0.00	$0.00	$1,041,038.52
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,041,038.52
Residual Released to Depositor	$0.00	$1,041,038.52	$0.00	$0.00	$0.00
Total		$19,849,903.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,186,422.86
Total					$18,186,422.86
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,186,422.86	$43.28	$88,101.21	$0.21	$18,274,524.07	$43.49
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$18,186,422.86	$13.55	$345,234.63	$0.26	$18,531,657.49	$13.81

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$128,928,600.37	0.3068268	$110,742,177.51	0.2635464
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$321,978,600.37	0.2398798	$303,792,177.51	0.2263305

Pool Information
Weighted Average APR	4.203%	4.207%
Weighted Average Remaining Term	30.35	29.54
Number of Receivables Outstanding	26,750	25,960
Pool Balance	$332,648,710.52	$313,720,201.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$321,978,600.37	$303,792,177.51
Pool Factor	0.2438803	0.2300030

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$9,928,024.31
Targeted Overcollateralization Amount	$9,928,024.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,928,024.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		100	$245,986.81
(Recoveries)		89	$22,167.05
Net Loss for Current Collection Period			$223,819.76
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8074%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.7365%
Second Preceding Collection Period			0.6945%
Preceding Collection Period			0.1617%
Current Collection Period			0.8311%
Four Month Average (Current and Preceding Three Collection Periods)			0.6059%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,699	$7,545,153.83
(Cumulative Recoveries)			$1,309,715.88
Cumulative Net Loss for All Collection Periods			$6,235,437.95
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4571%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,039.78
Average Net Loss for Receivables that have experienced a Realized Loss			$1,685.71

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.23%	446	$6,992,820.16
61-90 Days Delinquent	0.29%	56	$919,465.71
91-120 Days Delinquent	0.08%	11	$251,838.26
Over 120 Days Delinquent	0.25%	41	$775,810.98
Total Delinquent Receivables	2.85%	554	$8,939,935.11

Repossession Inventory:
Repossessed in the Current Collection Period		19	$272,570.54
Total Repossessed Inventory		24	$384,309.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3806%
Preceding Collection Period			0.4187%
Current Collection Period			0.4160%
Three Month Average			0.4051%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer